Assets and Liabilities Related to Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2018
Contract Assets And Contract Liabilities [Abstract]
Summary of Assets and Liabilities Related to Contracts with Customers	Assets and liabilities related to contracts with customers as of December 31, 2018 and January 1, 2018 are as follows:
	December 31, 2018		January 1, 2018
	(In millions of Korean won)
Incremental costs of obtaining a contract (Prepaid Expense)
Incremental costs of obtaining a contract	~~W~~	2,036	~~W~~	2,231

	December 31, 2018		January 1, 2018
	(In millions of Korean won)
Contract liabilities (Deferred Revenue)
Subscription revenue	~~W~~	12,017	~~W~~	12,409
Licensing contract		7,223		10,244
Website & Application development		834		28
Total	~~W~~	20,074	~~W~~	22,681

Summary of Unsatisfied Performance Obligations Related to Contract with Customers	Unsatisfied performance obligations relate to the contracts with customers for the year ended December 31, 2018 are as follows:

	December 31, 2018
	(In millions of Korean won)
Subscription revenue	~~W~~	12,017
Licensing contract		7,223
Website/Application development		834
Total	~~W~~	20,074

Summary of Assets Recognized from Incremental Costs of Obtaining Contract

Assets recognized from incremental costs of obtaining a contract as of December 31, 2018 and the amount of amortization recognized for the year ended December 31, 2018 are as follows:

	December 31, 2018
	(In millions of Korean won)
Incremental costs of obtaining a contract	~~W~~	2,036
Amortization costs recognized as cost of revenue		2,231